CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2023	12/31/2022
Cash and banks
In Brazil	103,383	85,120
Abroad	10,797,192	6,310,338
	10,900,575	6,395,458

Investments
In Brazil	4,227,916	5,110,749
Abroad	917,727	485,149
	5,145,643	5,595,898
	16,046,218	11,991,356

Our investments are basically in private and public securities with yields linked to the variation of Interbank Deposit Certificates (CDI) and repo operations backed by National Treasury Notes, respectively. The Company invests part of the funds through exclusive investment funds which have been consolidated in these financial statements.

Our investments are in private securities in top-rated banks and are remunerated at pre-fixed rates.

Accounting Policy

Cash and cash equivalents include cash on hand and in banks and other highly liquid short-term investments redeemable within 90 days from the end of the reporting period, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.